Provisions	12 Months Ended
Dec. 31, 2022
Additional provisions, other provisions [abstract]
Provisions
24. Provisions
24.1 Details of provisions as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Provisions for credit losses of unused loan commitments	￦	308,640	￦	342,182
Provisions for credit losses of acceptances and guarantees		121,104		153,529
Provisions for credit losses of financial guarantee contracts		5,351		2,955
Provisions for restoration costs		152,186		159,033
Others*		221,323		311,120

	￦	808,604	￦	968,819

*	Includes provisions for redemption-suspended funds.
24.2 Changes in provisions for credit losses of unused loan commitments, and acceptances and guarantees for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	162,721	￦	127,463	￦	8,569	￦	33,088	￦	14,838	￦	14,328
Transfer between stages:
Transfer to 12-month expected credit losses		38,831		(37,595)		(1,236)		3,958		(203)		(3,755)
Transfer to lifetime expected credit losses		(27,308)		28,203		(895)		(3,973)		3,982		(9)
Impairment		(457)		(1,002)		1,459		(10)		(85)		95
Provision (reversal) for credit losses		(22,543)		29,145		127		(7,425)		64,178		711
Business combination		813		—		—		—		—		—
Others (exchange differences, etc.)		1,940		405		—		1,759		(540)		167

Ending	￦	153,997	￦	146,619	￦	8,024	￦	27,397	￦	82,170	￦	11,537

	2022
	Provisions for credit losses of unused loan commitments						Provisions for credit losses of acceptances and guarantees
	12-month expected credit losses		Lifetime expected credit losses				12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired				Non- impaired		Impaired
	(In millions of Korean won)
Beginning	￦	153,997	￦	146,619	￦	8,024	￦	27,397	￦	82,170	￦	11,537
Transfer between stages:
Transfer to 12-month expected credit losses		41,314		(40,375)		(939)		1,144		(1,144)		—
Transfer to lifetime expected credit losses		(19,232)		19,848		(616)		(355)		1,016		(661)
Impairment		(338)		(1,705)		2,043		(9)		(142)		151
Provision (reversal) for credit losses		2,587		25,743		2,738		(1,689)		33,983		(3,262)
Others (exchange differences, etc.)		1,557		937		(20)		418		2,841		134

Ending	￦	179,885	￦	151,067	￦	11,230	￦	26,906	￦	118,724	￦	7,899

24.3 Changes in provisions for credit losses of financial guarantee contracts for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022
	(In millions of Korean won)
Beginning	￦	6,348	￦	5,351
Provision (reversal)		(830)		(2,396)
Others		(167)		—

Ending	￦	5,351	￦	2,955

24.4 Changes in provisions for restoration costs for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022
	(In millions of Korean won)
Beginning	￦	151,696	￦	152,186
Provision		11,350		17,270
Reversal		(2,075)		210
Used		(15,739)		(23,916)
Unwinding of discount		1,589		2,725
Effect of changes in discount rate		5,365		10,558

Ending	￦	152,186	￦	159,033

Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.

24.5 Changes in other provisions for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Membership rewards program		Dormant accounts		Litigations		Others		Total
	(In millions of Korean won)
Beginning	￦	19,501	￦	3,007	￦	40,517	￦	132,827	￦	195,852
Increase		77,384		3,429		18,670		71,972		171,455
Decrease		(73,983)		(3,374)		(4,190)		(64,614)		(146,161)
Others		—		—		171		6		177

Ending	￦	22,902	￦	3,062	￦	55,168	￦	140,191	￦	221,323

	2022
	Membership rewards program		Dormant accounts		Litigations		Others		Total
	(In millions of Korean won)
Beginning	￦	22,902	￦	3,062	￦	55,168	￦	140,191	￦	221,323
Increase		84		2,666		62,611		89,179		154,540
Decrease		(22,940)		(2,934)		(4,252)		(34,617)		(64,743)

Ending	￦	46	￦	2,794	￦	113,527	￦	194,753	￦	311,120